(21) REGULATORY CHARGES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Regulatory Charges [Abstract]
Fee for the use of water resources	R$ 1,265	R$ 1,701
Global reversal reserve - RGR	17,260	17,288
ANEEL inspection fee - TFSEE	7,375	5,470
Tariff flags and others	206,352	126,196
Total	R$ 232,251	R$ 150,656